Note 34 - Income Taxes - Items where no Deferred Tax Assets were recognized (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Items where no Deferred Tax Assets were recognized
Deductible temporary differences	[1]	€ (773)	€ (988)
Not expiring	[1]	(9,462)	(10,331)
Expiring in subsequent period	[1]	0	0
Expiring after subsequent period	[1]	(471)	(5,811)
Unused tax losses	[1]	(9,933)	(16,142)
Expiring after subsequent period	[1]	0	(20)
Unused tax credits	[1]	€ (1)	€ (21)

[1]	Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.